SUBSEQUENT EVENTS - Lot H SPE (Details) - Sale Of Lot H SPE [Member] R$ in Millions	Mar. 28, 2018 BRL (R$)
SUBSEQUENT EVENTS
Proceeds from disposal of investments	R$ 250
Brennand Energia S.A.
SUBSEQUENT EVENTS
Proceeds from disposal of investments	244
SPEs
SUBSEQUENT EVENTS
Proceeds from disposal of investments	R$ 6